Other Payables and Accrued Expenses (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 CNY (¥)
Payroll payable | ¥		¥ 6,149	¥ 3,229
Value-added tax | ¥		1,058	1,900
Employee's individual income tax | ¥		725	479
Other miscellaneous taxes | ¥		30	143
Others | ¥		695	378
Other payables and accrued expenses | ¥		¥ 8,657	¥ 6,129
US$ [Member]
Payroll payable | $	$ 896
Value-added tax | $	154
Employee's individual income tax | $	106
Other miscellaneous taxes | $	4
Others | $	101
Other payables and accrued expenses | $	$ 1,261